Equity reserves and long-term incentive plan awards - Disclosure of detailed information about amount and movement in performance share units (Details) - Performance Share Units [Member] - Share	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Balance, beginning of year	1,476,487	2,501,482
Granted	612,000	884,000
Settled in cash	(592,750)	(1,709,427)
Added due to performance condition	154,498	191,383
Forfeited	(58,267)	(390,951)
Balance, end of year	1,591,968	1,476,487